Income Taxes - Summary of the Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal					$ 0	$ 0
State					1	1
Foreign					6	107
Total					7	108
Deferred:
Federal					0	0
State					0	0
Foreign					0	0
Total	$ 3	$ 0	$ 22	$ 0	$ 7	$ 108